UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Emerging Markets Debt Fund	(4.66)%	4.77%	5.18%

 A From March 17, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Emerging Markets Debt Fund on March 17, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global performed over the same period.

Period Ending Values
$14,826	Fidelity® Series Emerging Markets Debt Fund
$14,664	J.P. Morgan Emerging Markets Bond Index Global

Management's Discussion of Fund Performance

Market Recap:  Emerging-markets debt returned -4.61% in 2018, as measured by the J.P. Morgan Emerging Markets Bond Index Global, which was held back throughout much of the year by a host of headwinds. These included ongoing trade tension between the U.S. and China, global monetary tightening and China’s growth recession, all of which led to a generally “risk off” environment that spurred higher-quality bonds to outperform riskier credits. In addition, a broadly stronger U.S. dollar was a headwind for local emerging-markets currency. Within the index, several countries were hampered by idiosyncratic factors and a sharp decline in oil prices. As a result, substantially all declined in 2018, with Argentina (-22%) and Venezuela (-20%) the biggest laggards. Even after Argentina’s government took out a record credit with the International Monetary Fund (IMF), the country continued to be plagued by inflation, economic woes and political uncertainty. Meanwhile, Venezuela grappled with a deep economic and oil crisis, with hyperinflation exceeding 1 million percent by year-end. Mexico, the largest index component, on average, for the year, returned roughly -6%. Several countries were held back by the collapsing price of oil, including Ecuador (-9%) and Oman (-8%). Conversely, China (+1%) was a higher-quality issuer that outperformed amid the risk-off market backdrop.

Comments from Co-Portfolio Managers Timothy Gill and Jonathan Kelly:  For the year, the fund returned -4.66%, roughly in line with the benchmark J.P. Morgan index. Higher-quality investment-grade and quasi-sovereign debt instruments significantly outperformed non-investment-grade bonds amid investors' flight from riskier markets in 2018. The fund had lower exposure to investment-grade debt than its benchmark, which hurt our relative result. In particular, the fund’s underweighting in China hurt relative performance most, as higher-quality Chinese bonds outperformed the index. Elsewhere, the negative of our sizable overweighting in Argentina more than offset positive security selection in this market. Conversely, security selection in Lebanon was the top contributor, although overweighting this market offset some of the positive. Here, we primarily held short-maturity bonds that outperformed in the volatile market this year. An overweighting in the outperforming Brazilian market also helped. Lastly, the fund’s cash position of 6%, on average, was a positive, as was our non-benchmark position in U.S. Treasuries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On December 1, 2018, Timothy Gill assumed co-management responsibilities for the fund, joining Co-Manager Jonathan Kelly.

Investment Summary (Unaudited)

Top Five Countries as of December 31, 2018

(excluding cash equivalents)	% of fund's net assets
Argentina	12.8
Mexico	8.8
Turkey	8.3
United States of America	5.4
Ukraine	5.4

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of December 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Turkish Republic	6.8
Argentine Republic	5.6
Ukraine Government	5.4
Petroleos Mexicanos	5.0
U.S. Treasury Obligations	3.2
26.0

Asset Allocation (% of fund's net assets)

As of December 31, 2018
Corporate Bonds	33.3%
Government Obligations	55.0%
Supranational Obligations	0.2%
Preferred Securities	3.0%
Short-Term Investments and Net Other Assets (Liabilities)	8.5%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.3%
		Principal Amount(a)	Value
Argentina - 3.2%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$3,270,000	$3,016,575
Banco Hipotecario SA 9.75% 11/30/20 (b)		10,764,000	10,521,810
Banco Macro SA 6.75% 11/4/26 (b)(c)		7,095,000	5,729,213
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	10,100
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		3,825,000	3,663,547
Petrobras Energia SA 7.375% 7/21/23 (b)		1,960,000	1,760,472
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		2,970,000	2,699,017
YPF SA 8.75% 4/4/24 (b)		13,655,000	12,835,700

TOTAL ARGENTINA			40,236,434

Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		6,445,000	6,960,858
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		2,500,000	2,462,500
7.625% 11/7/24 (b)		1,115,000	1,143,433

TOTAL BAHRAIN			3,605,933

Bangladesh - 1.0%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		12,060,000	12,121,506
8.625% 5/6/19 (Reg. S)		200,000	201,020

TOTAL BANGLADESH			12,322,526

British Virgin Islands - 0.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		11,700,000	10,474,425
Canada - 0.4%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		1,815,000	1,597,200
Frontera Energy Corp. 9.7% 6/25/23 (b)		2,965,000	2,924,231

TOTAL CANADA			4,521,431

Cayman Islands - 0.9%
Comcel Trust 6.875% 2/6/24 (b)		3,050,000	3,105,632
CSN Islands XI Corp. 6.875% 9/21/19 (b)		6,440,000	6,408,058
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)(d)		11,905,000	1,666,700
Sparc Em Spc 0% 12/5/22 (b)		397,186	359,954

TOTAL CAYMAN ISLANDS			11,540,344

Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,930,000	1,930,000
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,370,000	2,370,853
JSC BGEO Group 6% 7/26/23 (b)		4,515,000	4,380,272
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,332,023

TOTAL GEORGIA			8,083,148

Indonesia - 0.9%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22(b)		4,085,000	4,070,151
PT Pertamina Persero:
5.625% 5/20/43 (b)		2,634,000	2,489,659
6% 5/3/42 (b)		2,895,000	2,881,023
6.5% 5/27/41 (b)		2,115,000	2,215,854

TOTAL INDONESIA			11,656,687

Ireland - 0.5%
Borets Finance DAC 6.5% 4/7/22 (b)		3,235,000	3,168,812
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,520,000	1,394,600
CBOM Finance PLC 5.55% 2/14/23 (b)		1,810,000	1,693,812

TOTAL IRELAND			6,257,224

Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV 6.375% 10/24/48 (b)		1,240,000	1,247,440
Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	125,400,000	1,738,974
Luxembourg - 1.4%
CSN Resources SA 6.5% 7/21/20 (b)		6,175,000	5,955,788
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		4,295,000	4,477,108
SB Capital SA 5.5% 2/26/24 (b)(c)		2,030,000	2,030,000
Sistema International Funding SA 6.95% 5/17/19 (b)		5,120,000	5,141,299

TOTAL LUXEMBOURG			17,604,195

Mexico - 8.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	73,180,000	3,286,290
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,230,000	1,167,651
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,780,000	1,871,243
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		610,000	607,713
Metalsa SA de CV 4.9% 4/24/23 (b)		6,335,000	6,025,599
Mexico City Airport Trust 5.5% 10/31/46 (b)		1,392,000	1,224,960
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,515,000	13,544,595
6.625% 6/15/38		285,000	243,675
8.625% 12/1/23 (c)		320,000	339,146
Petroleos Mexicanos:
4.625% 9/21/23		1,320,000	1,238,820
4.875% 1/24/22		3,170,000	3,085,995
4.875% 1/18/24		3,230,000	3,010,360
5.5% 1/21/21		1,885,000	1,877,403
6.375% 1/23/45		10,050,000	8,090,250
6.5% 3/13/27		2,680,000	2,519,200
6.5% 6/2/41		31,780,000	26,313,840
6.625% (b)(e)		3,880,000	3,191,300
6.75% 9/21/47		14,157,000	11,706,282
6.875% 8/4/26		2,570,000	2,498,040
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		11,872,000	11,397,239

TOTAL MEXICO			103,239,601

Mongolia - 0.5%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,160,000	1,138,586
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		5,033,000	5,239,459

TOTAL MONGOLIA			6,378,045

Netherlands - 4.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,872,000	3,213,760
GTH Finance BV 7.25% 4/26/23 (b)		5,410,000	5,543,649
Metinvest BV 7.75% 4/23/23 (b)		11,270,000	10,254,663
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		12,197,000	8,184,431
Petrobras Global Finance BV 8.75% 5/23/26		19,030,000	21,342,145
VTR Finance BV 6.875% 1/15/24 (b)		1,923,000	1,923,000

TOTAL NETHERLANDS			50,461,648

Nigeria - 1.9%
Access Bank PLC 9.25% 6/24/21 (b)(c)		3,240,000	3,215,700
Fidelity Bank PLC 10.5% 10/16/22 (b)		3,285,000	3,289,599
Zenith Bank PLC:
6.25% 4/22/19 (b)		10,315,000	10,287,851
7.375% 5/30/22 (b)		6,615,000	6,558,733

TOTAL NIGERIA			23,351,883

Singapore - 0.4%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		4,575,000	4,583,363
South Africa - 0.2%
Eskom Holdings SOC Ltd. 5.75% 1/26/21 (Reg. S)		2,815,000	2,651,865
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,230,000	1,870,613
Turkey - 1.5%
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (b)		2,040,000	2,003,280
7.2% 3/16/27 (b)(c)		1,800,000	1,579,882
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,255,000	1,250,836
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		4,230,000	3,838,590
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		725,000	715,750
4.75% 4/29/21 (b)		875,000	824,765
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		1,200,000	1,183,680
6.125% 5/24/27 (b)(c)		1,970,000	1,682,144
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		4,530,000	3,976,198
6.875% 2/3/25 (Reg. S) (c)		1,955,000	1,653,989

TOTAL TURKEY			18,709,114

United Kingdom - 2.6%
Biz Finance PLC 9.625% 4/27/22 (b)		8,315,000	8,133,733
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		8,865,000	8,143,389
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		485,000	487,522
10.375% 4/7/19 (b)		550,000	552,860
10.375% 4/7/19 (Reg. S)		1,177,500	1,183,623
10.375% 4/7/19 (Reg. S)		1,965,000	1,975,218
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,505,000	1,481,227
Polyus Finance PLC 5.25% 2/7/23 (b)		3,865,000	3,749,243
Vedanta Resources PLC:
6.375% 7/30/22 (b)		4,365,000	3,902,310
8.25% 6/7/21 (b)		2,670,000	2,644,635

TOTAL UNITED KINGDOM			32,253,760

United States of America - 2.2%
Azul Investments LLP 5.875% 10/26/24 (b)		1,865,000	1,741,462
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,940,000	1,978,800
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		7,895,000	7,855,525
7.875% 8/1/21 (b)		5,658,000	5,601,420
Pan American Energy LLC 7.875% 5/7/21 (b)		3,016,000	3,019,770
Stillwater Mining Co. 6.125% 6/27/22 (b)		8,125,000	7,509,613

TOTAL UNITED STATES OF AMERICA			27,706,590

Venezuela - 0.6%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		6,115,000	886,064
5.5% 4/12/37 (d)		3,475,000	521,250
6% 5/16/24 (b)(d)		6,830,000	1,007,425
6% 11/15/26 (b)(d)		15,840,000	2,336,400
9.75% 5/17/35 (b)(d)		12,585,000	2,328,225
12.75% 2/17/22 (b)(d)		3,065,000	582,657

TOTAL VENEZUELA			7,662,021

TOTAL NONCONVERTIBLE BONDS
(Cost $458,718,169)			417,048,122

Government Obligations - 55.0%
Angola - 0.1%
Angola Republic 9.375% 5/8/48 (b)		1,270,000	1,187,552
Argentina - 9.6%
Argentine Republic:
5.625% 1/26/22		5,890,000	4,969,688
6.875% 4/22/21		31,555,000	28,510,258
7.5% 4/22/26		36,840,000	29,518,050
7.625% 4/22/46		8,570,000	6,208,965
Buenos Aires Province:
6.5% 2/15/23 (b)		660,000	531,300
9.95% 6/9/21 (b)		5,680,000	5,339,200
10.875% 1/26/21 (b)		7,015,000	6,909,775
10.875% 1/26/21 (Reg. S)		16,825,000	16,572,625
City of Buenos Aires 8.95% 2/19/21 (b)		1,225,000	1,217,283
Province of Santa Fe 7% 3/23/23 (b)		7,465,000	6,317,331
Provincia de Cordoba:
7.125% 6/10/21 (b)		12,205,000	10,740,400
7.45% 9/1/24 (b)		4,450,000	3,615,625

TOTAL ARGENTINA			120,450,500

Armenia - 0.4%
Republic of Armenia:
6% 9/30/20 (b)		3,896,000	3,929,459
7.15% 3/26/25 (b)		1,105,000	1,158,349

TOTAL ARMENIA			5,087,808

Azerbaijan - 0.0%
Azerbaijan Republic 4.75% 3/18/24 (b)		535,000	532,216
Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)(d)		2,235,000	1,226,456
7.25% 12/15/21 (b)(d)		185,000	101,519

TOTAL BARBADOS			1,327,975

Belarus - 0.8%
Belarus Republic:
6.875% 2/28/23 (b)		7,215,000	7,350,209
7.625% 6/29/27 (b)		2,990,000	3,057,915

TOTAL BELARUS			10,408,124

Brazil - 2.4%
Brazilian Federative Republic:
5.625% 1/7/41		12,010,000	11,529,600
5.625% 2/21/47		4,300,000	4,057,093
8.25% 1/20/34		10,110,000	12,384,750
10% 1/1/21	BRL	7,125,000	1,922,924

TOTAL BRAZIL			29,894,367

Cameroon - 0.5%
Cameroon Republic 9.5% 11/19/25 (b)		5,870,000	5,978,947
Colombia - 0.7%
Colombian Republic:
6.125% 1/18/41		1,025,000	1,107,000
7.375% 9/18/37		1,360,000	1,644,920
10.375% 1/28/33		3,714,000	5,518,428

TOTAL COLOMBIA			8,270,348

Costa Rica - 0.1%
Costa Rican Republic 7.158% 3/12/45 (b)		1,400,000	1,205,750
Dominican Republic - 1.5%
Dominican Republic:
5.5% 1/27/25 (b)		1,765,000	1,749,556
5.95% 1/25/27 (b)		2,870,000	2,859,238
6% 7/19/28 (b)		1,825,000	1,820,438
6.6% 1/28/24 (b)		2,575,000	2,684,438
6.85% 1/27/45 (b)		2,345,000	2,309,825
6.875% 1/29/26 (b)		3,725,000	3,906,594
7.45% 4/30/44 (b)		3,855,000	4,009,200

TOTAL DOMINICAN REPUBLIC			19,339,289

Ecuador - 1.2%
Ecuador Republic:
7.875% 1/23/28 (b)		2,070,000	1,681,875
8.875% 10/23/27 (b)		8,890,000	7,645,400
9.65% 12/13/26 (b)		4,795,000	4,363,450
10.75% 3/28/22 (b)		1,110,000	1,119,713

TOTAL ECUADOR			14,810,438

Egypt - 2.8%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		3,490,000	3,307,333
5.875% 6/11/25		1,730,000	1,573,563
5.875% 6/11/25 (b)		1,105,000	1,005,079
6.125% 1/31/22 (b)		17,805,000	17,468,129
7.5% 1/31/27 (b)		1,925,000	1,833,874
7.903% 2/21/48 (b)		2,505,000	2,155,001
8.5% 1/31/47 (b)		8,135,000	7,332,108

TOTAL EGYPT			34,675,087

El Salvador - 1.1%
El Salvador Republic:
7.375% 12/1/19 (b)		9,360,000	9,395,100
7.625% 2/1/41 (b)		850,000	801,125
7.65% 6/15/35 (Reg. S)		745,000	704,398
7.75% 1/24/23 (b)		2,555,000	2,628,456

TOTAL EL SALVADOR			13,529,079

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (b)		4,670,000	4,191,138
Ghana - 0.1%
Ghana Republic 8.627% 6/16/49 (b)		1,410,000	1,227,490
Indonesia - 2.1%
Indonesian Republic:
5.25% 1/17/42 (b)		1,700,000	1,706,227
6.625% 2/17/37 (b)		2,700,000	3,125,188
6.75% 1/15/44 (b)		2,585,000	3,074,415
7.75% 1/17/38 (b)		7,170,000	9,210,317
8.5% 10/12/35 (Reg. S)		7,295,000	9,811,600

TOTAL INDONESIA			26,927,747

Iraq - 1.4%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		16,935,000	15,143,616
6.752% 3/9/23 (b)		2,475,000	2,350,834

TOTAL IRAQ			17,494,450

Ivory Coast - 0.3%
Ivory Coast 5.75% 12/31/32		4,797,050	4,226,777
Jordan - 0.1%
Jordanian Kingdom 7.375% 10/10/47 (b)		1,840,000	1,628,713
Kenya - 0.2%
Republic of Kenya:
6.875% 6/24/24 (b)		1,350,000	1,267,313
7.25% 2/28/28 (b)		865,000	772,307
8.25% 2/28/48 (b)		780,000	663,025

TOTAL KENYA			2,702,645

Lebanon - 2.5%
Lebanese Republic:
5.45% 11/28/19		9,215,000	8,905,192
5.5% 4/23/19		4,160,000	4,115,297
5.8% 4/14/20		2,135,000	2,032,307
6% 5/20/19		11,810,000	11,703,710
6% 1/27/23		2,925,000	2,470,338
6.375% 3/9/20		2,570,000	2,473,522

TOTAL LEBANON			31,700,366

Malaysia - 0.2%
Malaysian Government 3.955% 9/15/25	MYR	12,345,000	2,972,404
Mexico - 0.4%
United Mexican States 6.5% 6/9/22	MXN	101,580,000	4,851,008
Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		4,485,000	4,795,129
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (b)		2,295,000	2,300,738
Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,607,813	1,612,121
Nigeria - 0.3%
Republic of Nigeria:
7.696% 2/23/38 (b)		1,350,000	1,176,652
9.248% 1/21/49 (b)		2,580,000	2,502,198

TOTAL NIGERIA			3,678,850

Oman - 0.4%
Sultanate of Oman:
5.375% 3/8/27 (b)		1,225,000	1,070,986
6.5% 3/8/47 (b)		1,765,000	1,421,107
6.75% 1/17/48 (b)		3,375,000	2,784,375

TOTAL OMAN			5,276,468

Pakistan - 1.6%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		5,965,000	5,905,732
7.25% 4/15/19 (b)		10,230,000	10,206,471
8.25% 4/15/24 (b)		3,450,000	3,475,047

TOTAL PAKISTAN			19,587,250

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		860,000	865,375
Peru - 0.3%
Peruvian Republic 4% 3/7/27 (f)		3,350,000	3,312,246
Qatar - 0.6%
State of Qatar 4.5% 4/23/28 (b)		7,125,000	7,436,719
Romania - 0.1%
Romanian Republic 3.25% 4/29/24	RON	5,540,000	1,287,020
Russia - 2.5%
Ministry of Finance of the Russian Federation:
5.25% 6/23/47 (b)		10,600,000	9,885,412
5.625% 4/4/42 (b)		4,100,000	4,191,405
5.875% 9/16/43 (b)		1,850,000	1,947,314
7.6% 7/20/22	RUB	223,730,000	3,172,454
12.75% 6/24/28 (Reg. S)		7,420,000	11,728,660

TOTAL RUSSIA			30,925,245

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		2,130,000	2,108,700
Serbia - 0.1%
Republic of Serbia 7.25% 9/28/21 (b)		1,735,000	1,867,398
South Africa - 0.4%
South African Republic 10.5% 12/21/26	ZAR	65,275,000	4,935,380
Sri Lanka - 1.3%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		1,975,000	1,955,250
5.75% 4/18/23 (b)		3,050,000	2,806,580
6% 1/14/19 (b)		4,730,000	4,706,350
6.2% 5/11/27 (b)		1,320,000	1,161,794
6.25% 10/4/20 (b)		2,125,000	2,061,354
6.25% 7/27/21 (b)		1,560,000	1,500,943
6.825% 7/18/26 (b)		930,000	858,067
6.85% 11/3/25 (b)		1,250,000	1,169,203

TOTAL SRI LANKA			16,219,541

Turkey - 6.8%
Turkish Republic:
5.125% 3/25/22		2,730,000	2,656,279
5.625% 3/30/21		7,605,000	7,604,437
5.75% 5/11/47		1,720,000	1,399,633
6% 3/25/27		2,800,000	2,632,851
6.25% 9/26/22		29,490,000	29,659,206
6.75% 5/30/40		5,265,000	4,816,211
6.875% 3/17/36		8,420,000	7,882,551
7% 3/11/19		5,495,000	5,513,243
7% 6/5/20		5,665,000	5,774,029
7.25% 12/23/23		2,715,000	2,787,034
7.25% 3/5/38		6,000,000	5,801,172
7.375% 2/5/25		6,930,000	7,139,979
8% 2/14/34		1,235,000	1,286,413

TOTAL TURKEY			84,953,038

Ukraine - 5.4%
Ukraine Government:
7.75% 9/1/19 (b)		5,510,000	5,447,175
7.75% 9/1/20 (b)		13,625,000	13,124,854
7.75% 9/1/21 (b)		30,277,000	28,460,380
7.75% 9/1/22 (b)		19,112,000	17,513,472
9.75% 11/1/28 (b)		2,710,000	2,539,487

TOTAL UKRAINE			67,085,368

United States of America - 3.2%
U.S. Treasury Bonds 3% 2/15/48		16,175,000	16,116,567
U.S. Treasury Notes 2% 11/15/26		24,467,000	23,372,229

TOTAL UNITED STATES OF AMERICA			39,488,796

Uruguay - 0.2%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,500,000	1,971,450
Venezuela - 0.9%
Venezuelan Republic:
9.25% 9/15/27 (d)		27,690,000	6,437,925
11.95% 8/5/31 (Reg. S) (d)		18,465,000	4,339,275
12.75% 8/23/22 (d)		3,625,000	851,875

TOTAL VENEZUELA			11,629,075

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (c)(g)(h)		425,000	387,349
5.5% 3/12/28		12,776,000	12,722,162

TOTAL VIETNAM			13,109,511

TOTAL GOVERNMENT OBLIGATIONS
(Cost $738,826,943)			689,065,636

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,397,321)	INR	221,300,000	3,114,709

Preferred Securities - 3.0%
Brazil - 0.3%
Itau Unibanco Holding SA 6.125% (b)(c)(e)		3,945,000	3,711,714
Cayman Islands - 1.6%
Banco Do Brasil SA 9% (b)(c)(e)		8,905,000	9,081,689
Cosan Overseas Ltd. 8.25% (e)		9,550,000	9,743,684
Odebrecht Finance Ltd.:
7.5% (b)(e)		10,715,000	1,593,856
7.5% (Reg. S) (e)		300,000	44,625

TOTAL CAYMAN ISLANDS			20,463,854

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(e)		2,070,000	2,172,148
Ireland - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(e)		5,160,000	4,658,583
Tinkoff Credit Systems 9.25% (Reg. S) (c)(e)		3,755,000	3,711,322

TOTAL IRELAND			8,369,905

Mexico - 0.2%
Banco Mercantil del Norte SA 7.625% (b)(c)(e)		3,005,000	2,961,537
TOTAL PREFERRED SECURITIES
(Cost $43,049,713)			37,679,158
		Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 2.42% (i)
(Cost $90,755,205)		90,741,622	90,759,770
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $1,334,747,351)			1,237,667,395
NET OTHER ASSETS (LIABILITIES) - 1.3%			16,335,892
NET ASSETS - 100%			$1,254,003,287

Currency Abbreviations

BRL – Brazilian real

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

RON – Romanian leu

RUB – Russian ruble

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $615,312,695 or 49.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Level 3 security

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,573,040
Total	$1,573,040

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$417,048,122	$--	$417,048,122	$--
Government Obligations	689,065,636	--	688,678,287	387,349
Supranational Obligations	3,114,709	--	3,114,709	--
Preferred Securities	37,679,158	--	37,679,158	--
Money Market Funds	90,759,770	90,759,770	--	--
Total Investments in Securities:	$1,237,667,395	$90,759,770	$1,146,520,276	$387,349

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$16,919,163
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	5,876
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	4,451
Transfers into Level 3	--
Transfers out of Level 3	(16,542,141)
Ending Balance	$387,349
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$5,876
Other Investments in Securities
Beginning Balance	$5,102
Net Realized Gain (Loss) on Investment Securities	(6,220,276)
Net Unrealized Gain (Loss) on Investment Securities	6,215,245
Cost of Purchases	--
Proceeds of Sales	(71)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.2%
AAA,AA,A	2.1%
BBB	10.9%
BB	23.7%
B	36.3%
CCC,CC,C	8.2%
D	0.5%
Not Rated	6.6%
Short-Term Investments and Net Other Assets	8.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,243,992,146)	$1,146,907,625
Fidelity Central Funds (cost $90,755,205)	90,759,770
Total Investment in Securities (cost $1,334,747,351)		$1,237,667,395
Cash		1,720,127
Foreign currency held at value (cost $179,276)		173,271
Receivable for fund shares sold		265,818
Interest receivable		21,311,171
Distributions receivable from Fidelity Central Funds		206,801
Total assets		1,261,344,583
Liabilities
Payable for investments purchased	$2,829,844
Payable for fund shares redeemed	4,498,573
Other payables and accrued expenses	12,879
Total liabilities		7,341,296
Net Assets		$1,254,003,287
Net Assets consist of:
Paid in capital		$1,374,501,594
Total distributable earnings (loss)		(120,498,307)
Net Assets		$1,254,003,287
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($1,254,003,287 ÷ 136,039,631 shares)		$9.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$3,840,737
Interest		72,615,470
Income from Fidelity Central Funds		1,573,040
Income before foreign taxes withheld		78,029,247
Less foreign taxes withheld		(35,292)
Total income		77,993,955
Expenses
Custodian fees and expenses	$44,164
Independent trustees' fees and expenses	7,108
Commitment fees	3,646
Total expenses before reductions	54,918
Expense reductions	(4,078)
Total expenses after reductions		50,840
Net investment income (loss)		77,943,115
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(28,281,998)
Fidelity Central Funds	(778)
Foreign currency transactions	(209,392)
Total net realized gain (loss)		(28,492,168)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(112,422,536)
Fidelity Central Funds	1,055
Assets and liabilities in foreign currencies	(3,905)
Total change in net unrealized appreciation (depreciation)		(112,425,386)
Net gain (loss)		(140,917,554)
Net increase (decrease) in net assets resulting from operations		$(62,974,439)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,943,115	$86,414,960
Net realized gain (loss)	(28,492,168)	12,506,017
Change in net unrealized appreciation (depreciation)	(112,425,386)	32,639,406
Net increase (decrease) in net assets resulting from operations	(62,974,439)	131,560,383
Distributions to shareholders	(75,894,457)	–
Distributions to shareholders from net investment income	–	(91,476,926)
Distributions to shareholders from net realized gain	–	(5,515,460)
Total distributions	(75,894,457)	(96,992,386)
Share transactions - net increase (decrease)	26,066,843	189,027,767
Total increase (decrease) in net assets	(112,802,053)	223,595,764
Net Assets
Beginning of period	1,366,805,340	1,143,209,576
End of period	$1,254,003,287	$1,366,805,340
Other Information
Undistributed net investment income end of period		$5,585,654

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Debt Fund

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$9.96	$9.16	$9.61	$10.05
Income from Investment Operations
Net investment income (loss)A	.576	.672	.693	.698	.646
Net realized and unrealized gain (loss)	(1.045)	.369	.719	(.546)	(.438)
Total from investment operations	(.469)	1.041	1.412	.152	.208
Distributions from net investment income	(.561)	(.709)	(.612)	(.602)	(.570)
Distributions from net realized gain	–	(.042)	–	–	(.078)
Total distributions	(.561)	(.751)	(.612)	(.602)	(.648)
Net asset value, end of period	$9.22	$10.25	$9.96	$9.16	$9.61
Total ReturnB	(4.66)%	10.66%	15.70%	1.51%	1.87%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	.32%	.82%	.82%	.83%
Expenses net of fee waivers, if any	- %E	.32%	.81%	.82%	.83%
Expenses net of all reductions	- %E	.32%	.81%	.82%	.83%
Net investment income (loss)	5.95%	6.53%	7.07%	7.29%	6.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,254,003	$1,366,805	$529,354	$481,040	$531,358
Portfolio turnover rateF	43%	57%	47%	41%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

Fidelity Series Emerging Markets Debt Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Emerging Markets Debt.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attribute to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,070,234
Gross unrealized depreciation	(107,897,006)
Net unrealized appreciation (depreciation)	$(91,826,772)
Tax Cost	$1,329,494,167

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(26,533,424)
Net unrealized appreciation (depreciation) on securities and other investments	$(91,834,783)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,273,615)
Long-term	(20,259,809)
Total capital loss carryforward	$(26,533,424)

The Fund intends to elect to defer to its next fiscal year $18,796 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$75,894,457	$ 96,073,143
Long-term Capital Gains	–	919,243
Total	$75,894,457	$ 96,992,386

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $499,591,633 and $497,397,506, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,646 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $145 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,933.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Series Emerging Markets Debt	$75,894,457	$–
Total	$75,894,457	$–
From net investment income
Series Emerging Markets Debt	$–	$64,493,420
Class F	–	26,983,506
Total	$–	$91,476,926
From net realized gain
Series Emerging Markets Debt	$–	$5,515,460
Total	$–	$5,515,460

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017
Series Emerging Markets Debt
Shares sold	6,913,313	81,819,219	$67,458,738	$850,285,860
Reinvestment of distributions	7,889,437	6,617,247	75,894,457	68,306,232
Shares redeemed	(12,174,631)	(8,181,061)	(117,286,352)	(84,900,676)
Net increase (decrease)	2,628,119	80,255,405	$26,066,843	$833,691,416
Class F
Shares sold	–	10,219,284	$–	$103,552,898
Reinvestment of distributions	–	2,297,482	–	23,623,049
Shares redeemed	–	(74,156,482)	–	(771,839,596)
Net increase (decrease)	–	(61,639,716)	$–	$(644,663,649)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Series Emerging Markets Debt Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Emerging Markets Debt Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 the conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Series Emerging Markets Debt	- %C
Actual		$1,000.00	$1,000.50	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

A total of 1.95% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Series Emerging Markets Debt Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SED-ANN-0219
1.924250.107

Item 2.

Code of Ethics

As of the end of the period, December 31, 2018, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Emerging Markets Debt Fund (the “Fund”):

Services Billed by PwC

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$59,000	$5,000	$3,300	$2,500

December 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$60,000	$5,500	$3,500	$2,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2018A	December 31, 2017A
Audit-Related Fees	$7,930,000	$8,470,000
Tax Fees	$20,000	$160,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2018A	December 31, 2017A
PwC	$11,135,000	$10,725,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 26, 2019